Victory RS Mid Cap Growth Fund Expense Example, No Redemption - ClassA ClassC ClassR ClassR6 ClassY [Member] - Victory RS Mid Cap Growth Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 214
Expense Example, No Redemption, 3 Years	1,539
Expense Example, No Redemption, 5 Years	2,824
Expense Example, No Redemption, 10 Years	$ 4,953